MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICY INFORMATION [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION
1.          MATERIAL ACCOUNTING POLICY INFORMATION

Corporate information

IperionX Limited (“IperionX” or “Company”) is a for-profit company limited by shares, incorporated and domiciled in Australia. Our registered office is located at Level 9, 28 The Esplanade, Perth, Western Australia, 6000. Our ordinary shares are listed on the Australian Securities Exchange, or ASX, under the symbol “IPX”, and our American Depository Shares, or ADSs, each representing ten (10) of our ordinary shares, are listed on the Nasdaq Capital Market, or Nasdaq, under the symbol “IPX”.

The principal activities of the Group during the six months ended December 31, 2023 consisted of the exploration and development of its mineral properties in the United States and the research and development of its associated metals technologies to support an integrated titanium processing operation.

The unaudited interim condensed consolidated financial statements of IperionX and its subsidiaries (the “Consolidated Entity” or the “Group”) for the six months ended December 31, 2023 (the “Interim Financial Statements”) were authorised for issue in accordance with a resolution of the Directors on March 14, 2024.

Basis of preparation

The Interim Financial Statements have been prepared in accordance with AASB 134 Interim Financial Reporting and the Corporations Act 2001. The preparation of the Interim Financial Statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year-to-date basis. Actual results may differ from those estimates.

The Interim Financial Statements do not include all the notes of the type normally included in annual financial statements and are not necessarily indicative of the results of operations and cash flows expected for the year ended June 30, 2024.  Accordingly, the Interim Financial Statements are to be read in conjunction with the annual consolidated financial statements of the Group for the year ended June 30, 2023. In the opinion of management, the accompanying Interim Financial Statements reflect all adjustments consisting only of normal recurring adjustments, which are necessary for a fair presentation of the financial results of such period. The financial report has been prepared on a historical cost basis and is presented in United States dollars ($).

The accounting policies and methods of computation adopted in the preparation of the Interim Financial Statements are consistent with those adopted and disclosed in the annual consolidated financial statements of the Group for the year ended June 30, 2023, except as disclosed below. These accounting policies are consistent with Australian Accounting Standards.

Going concern

The interim financial statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business.

The Group had net cash outflows from operating and investing activities of US$12,821,925 for the six months ended December 31, 2023 (December 31, 2022: US$9,188,863). At December 31, 2023, the Group had cash and cash equivalents of US$17,329,952 (December 31, 2022: US$11,438,526).

The ongoing operation of the Group remains dependent upon raising further additional funding from shareholders or other parties. In light of the future expenditures to be incurred in executing on the Group’s current strategic plans to commercialize the Group’s titanium technologies and develop economically recoverable mineral deposits from the Group’s exploration properties, the Group is dependent on obtaining financing through equity financing, debt financing or other means. In the longer term, if the Group’s exploration, appraisal, and pilot activities are ultimately successful, additional funds will be required to develop the Group’s titanium technologies and exploration properties and commence commercial production. The ability to arrange such funding in the future will depend in part upon the prevailing capital market conditions as well as the business performance of the Group. There is no assurance that the Group will be successful in its efforts to raise additional funding on terms satisfactory to the Group. If the Group does not obtain additional funding, the Group may be required to delay, reduce the scope of, or eliminate its current or future exploration, appraisal, and pilot activities or relinquish rights to certain of its interests.

These matters indicate that there is a material uncertainty related to events or conditions that may cast significant doubt about the Group’s ability to continue as a going concern and therefore the Group may be unable to realize its assets and discharge its liabilities in the normal course of business. However, the Directors are of the view that the Group will be able to raise additional funds as required to meet its obligations as and when they fall due and that the use of the going concern basis remains appropriate.

New standards, interpretations and amendments

In the current period, the Group has adopted all of the new and revised standards, interpretations and amendments that are relevant to its operations and effective for annual reporting periods beginning on or after July 1, 2023.

The new standards have not had a material effect on the Group’s financial statements.

The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.